Income Taxes (Details) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure Income Taxes Details Abstract
Federal statutory rate	21.00%	34.00%
Income tax recovery at statutory rate	$ (281,940)	$ (158,120)
Permanent differences and other	80,404	(1,505)
Change in enacted tax rate	(2,442)	27,342
Change in substantive tax rates of foreign jurisdiction		(15,967)
Change in valuation allowance	203,978	148,250
Income tax provision